ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Schedule of Change in Asset Retirement Obligation [Abstract]
Asset retirement obligation			$ 6,158	$ 5,584	$ 5,584
Accretion Expense	114	76	266	163	574	513	1,330	1,596
Asset retirement obligation	$ 4,716		$ 4,716		$ 6,158	$ 5,584	$ 6,158	$ 4,716